Intangible Assets	12 Months Ended
Dec. 31, 2019
Intangible Assets [Abstract]
Intangible assets

8. Intangible assets

	Licenses	IP & Data rights	Patents	Internally generated	Total
At cost
As of January 1, 2018	1,482,520	146,580	—	—	1,629,100
As of December 31, 2018	1,482,520	193,989	—	1,858,731	3,535,240
Additions	—	—	239,593	2,990,780	3,230,373
As of December 31, 2019	1,482,520	193,989	239,593	4,849,511	6,765,613

Accumulated amortization and impairment losses
As of December 31, 2018	—	—	—	—	—
As of December 31, 2019	—	—	—	—	—

Net book value
As of December 31, 2018	1,482,520	193,989	—	1,858,731	3,535,240
As of December 31, 2019	1,482,520	193,989	239,593	4,849,511	6,765,613

Intangible assets comprise upfront and milestone payments related to licenses. In 2013 a milestone of CHF 1,125,000 related to the AM-111 program was recorded. Amortization will commence once the intangible assets are available for use, which will be the case after regulatory approvals are obtained and the related products are available for use.

On February 2, 2017, the Company entered into an asset purchase agreement with Otifex Therapeutics Pty Ltd ("Otifex"), pursuant to which the Company agreed to purchase and Otifex has agreed to sell to the Company certain pre-clinical and clinical assets related to a formulation for the intranasal application of Betahistine, which the Company refers to as AM-125, as well as intellectual property rights. The Otifex transaction closed in July 2017 and the Company recorded CHF 146,580 as intangibles related to this transaction.

On December 6, 2018, in two related transactions, the Company acquired an Orphan Drug Designation for betahistine in the treatment of obesity associated with Prader-Willi syndrome (PWS). In a related transaction, on May 15, 2019, the Company acquired two U.S. Patents relating to the use of betahistine for the treatment of depression and attention-deficit / hyperactivity disorder (ADHD), respectively. The Company recorded CHF 47,409 related to these transactions.

In 2019, a US patent on AM-125 was issued and a related EU application was allowed. As a consequence, prosecution and registration costs of CHF 239,593 have been capitalized.

Commencing with the business year 2018, the Company recorded intangibles related to direct development expenditure of its AM-125 program. The capitalized amount for the year ended December 31, 2019 was CHF 3,230,373 (2018: CHF 1,858,731).

No amortization or impairment was recorded in 2019 and 2018.